Revenue and other income	12 Months Ended
Jun. 30, 2022
Disclosure Of Revenue Text Block Abstract
Revenue and other income

Note 3. Revenue and other income

	30 June 2022	30 June 2021	30 June 2020
	A$	A$	A$
Revenue
Revenue from Operating Activities
Revenue from contracts with customers	765,193	145,776	2,518,566
Total Revenue from Operating Activities	765,193	145,776	2,518,566

Other Income
Australian R&D tax incentive refund	257,500	356,209	308,225
COVID-19 government assistance	-	161,600	154,904
HJF R&D grant	306,595	74,821	-
MTEC R&D grant	369,045	-	-
Other income	24,585	24,480	10,545
Total Other Income	957,725	617,110	473,674

Other Gains/(Losses) – Net
Net foreign exchange gains/(losses)	247,558	(582,528)	11,335
Net impairment losses	-	(759,765)	-

(i)	Fair value of R&D tax incentive refund

The group’s research and development (R&D) activities are eligible under an Australian government tax incentive for eligible expenditure. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. Amounts are recognized when it has been established that the conditions of the tax incentive have been met and that the expected amount can be reliably measured. For the year ended 30 June 2022, the group has included an item in other income of $257,500 (2021: $356,209) to recognize income over the year necessary to match the R&D tax incentive on a systematic basis with the costs that they are intended to compensate.

(ii)	COVID-19 government assistance

The group’s other grant income is recognized when compliance with the conditions attached to the grant have been determined and the group has ascertained the grant will be received. No further COVID-19 government assistance was recognized in other income for current financial year (2021: $161,600).

(iii)	R&D grants from HJF and MTEC

The group’s other grant income is recognized when compliance with the conditions attached to the grant have been determined and the group has ascertained the grant will be received and the amount can be reliably measured. For the year ended 30 June 2022, the group has recognized $306,595 (2021: $74,821) R&D grant from the Henry M Jackson Foundation (“HJF”) and $369,045 (2021: Nil) R&D grant from Medical Technology Enterprise Consortium (“MTEC”). This is to recognize income over the year necessary to match the grants on a systematic basis with the costs that they are intended to compensate.

(iv)	Net impairment losses

Net impairment losses result from provision for impairment of inventories. During year ended 30 June 2022, there was no finished goods impairment (2021: $328,833) and no raw materials impairment of inventories (2021: $430,932) recognized as a provision for inventory obsolescence in the consolidated statement of profit or loss and other comprehensive income.